Significant Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2025
Significant Risks and Uncertainties [Abstract]
Schedule of Concentration Risks Percentage

The following customers represent more than 10% of the Group’s total revenues for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
Customer A	15.6%	15.2%	15.7%
Customer J	*	16.6%	*
Customer K	*	16.0%	*

*        Represents percentage less than 10%

The following customers represent more than 10% of the Group’s total accounts receivable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Customer O	*	16.8%
Customer A	*	13.2%
Customer L	11.7%	*

*        Represents percentage less than 10%

The following customers represent more than 10% of the Group’s total advances from customers as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Customer P	*	35.0%
Customer Q	*	16.0%
Customer R	*	14.2%
Customer M	43.1%	*
Customer H	15.4%	*
Customer N	10.4%	*

*        Represents percentage less than 10%

The following suppliers represent more than 10% of the Group’s total purchases for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
Supplier P	*	*	23.9%
Supplier A	18.8%	15.3%	17.4%
Supplier N	*	18.4%	11.7%
Supplier D	*	*	10.7%
Supplier O	*	17.7%	*
Supplier B	13.3%	*	*

*        Represents percentage less than 10%

The following suppliers represent more than 10% of the Group’s accounts payable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Supplier P	18.8%	41.2%
Supplier Q	17.1%	*
Supplier R	14.0%	*
Supplier E	12.4%	*

*        Represents percentage less than 10%

The following suppliers represent more than 10% of the Group’s advance to suppliers as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Supplier T	*	62.1%
Supplier S	*	11.4%
Supplier D	41.4%	*
Supplier A	34.8%	*

*        Represents percentage less than 10%